TF2 P1 09/16

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS DATED JULY 1, 2016

OF

FRANKLIN ALABAMA TAX-FREE INCOME FUND

FRANKLIN FLORIDA TAX-FREE INCOME FUND

FRANKLIN GEORGIA TAX-FREE INCOME FUND

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

(each, a series of Franklin Tax Free Trust (Trust))

Effective on September 15, 2016, the Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund (each, a Fund and together, the Funds) will begin offering Advisor Class of shares.  Therefore, the prospectus of the Funds is amended as follows:

I.          The table listing each Fund and its classes on the cover of the prospectus is replaced with the following:

	Class A	Class C	Advisor Class
Franklin Alabama Tax-Free Income Fund	FRALX	FALEX	Pending
Franklin Florida Tax-Free Income Fund	FRFLX	FRFIX	Pending
Franklin Georgia Tax-Free Income Fund	FTGAX	FGAIX	Pending
Franklin Kentucky Tax-Free Income Fund	FRKYX	-	Pending
Franklin Louisiana Tax-Free Income Fund	FKLAX	FLAIX	Pending

II.         In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 2 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.07%	0.07%	0.07%
Total annual fund operating expenses	0.71%	1.26%	0.61%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

III.       In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the “Example” table on page 3 of the prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$494	$642	$802	$1,268
Class C	$228	$399	$691	$1,520
Advisor Class	$62	$195	$339	$760
If you do not sell your shares:
Class C	$128	$399	$691	$1,520

IV.       In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the “Average Annual Total Return” table on page 7 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

	1 Year	5 Years	10 Years
Franklin Alabama Tax-Free Income Fund - Class A
Return Before Taxes	-3.05%	4.23%	3.54%
Return After Taxes on Distributions	-3.05%	4.22%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares	-0.16%	4.18%	3.64%
Franklin Alabama Tax-Free Income Fund - Class C	-0.24%	4.58%	3.42%
Franklin Alabama Tax-Free Income Fund – Advisor Class	1.22%	5.13%	3.99%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

V.        In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 8 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

VI.       In the Fund Summary for the Franklin Florida Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 9 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.06%	0.06%	0.06%
Total annual fund operating expenses	0.64%	1.19%	0.54%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

VII.      In the Fund Summary for Franklin Florida Tax-Free Income Fund, the “Example” table on page 10 of the prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$488	$621	$767	$1,189
Class C	$221	$378	$654	$1,443
Advisor Class	$55	$173	$302	$677
If you do not sell your shares:
Class C	$121	$378	$654	$1,443

VIII.     In the Fund Summary for the Franklin Florida Tax-Free Income Fund, the “Average Annual Total Return” table on page 14 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

	1 Year	5 Years	10 Years
Franklin Florida Tax-Free Income Fund - Class A
Return Before Taxes	-1.82%	3.49%	3.43%
Return After Taxes on Distributions	-1.82%	3.47%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	0.66%	3.67%	3.62%
Franklin Florida Tax-Free Income Fund - Class C	1.04%	3.84%	3.32%
Franklin Florida Tax-Free Income Fund – Advisor Class	2.53%	4.39%	3.88%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

IX.       In the Fund Summary for the Franklin Florida Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 14 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

X.        In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 16 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.07%	0.07%	0.07%
Total annual fund operating expenses	0.67%	1.22%	0.57%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

XI.       In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the “Example” table on page 17 of the prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$491	$630	$782	$1,224
Class C	$224	$387	$670	$1,477
Advisor Class	$58	$183	$318	$714
If you do not sell your shares:
Class C	$124	$387	$670	$1,477

XII.      In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the “Average Annual Total Return” table on page 21 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

	1 Year	5 Years	10 Years
Franklin Georgia Tax-Free Income Fund - Class A
Return Before Taxes	-2.19%	4.36%	3.75%
Return After Taxes on Distributions	-2.19%	4.36%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares	0.29%	4.26%	3.79%
Franklin Georgia Tax-Free Income Fund - Class C	0.48%	4.69%	3.63%
Franklin Georgia Tax-Free Income Fund – Advisor Class	2.13%	5.28%	4.21%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XIII.     In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 21 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

XIV.     In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 23 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Advisor Class
Management Fees	0.57%	0.57%
Distribution and service (12b-1) fees	0.10%	None
Other expenses[1]	0.09%	0.09%
Total annual fund operating expenses	0.76%	0.66%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

XV.      In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the “Example” table on page 24 of the prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$500	$659	$832	$1,332
Advisor Class	$68	$212	$370	$827

XVI.     In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the “Average Annual Total Return” table on page 28 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

	1 Year	5 Years	10 Years
Franklin Kentucky Tax-Free Income Fund - Class A
Return Before Taxes	-2.75%	3.85%	3.52%
Return After Taxes on Distributions	-2.75%	3.85%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	-0.03%	3.86%	3.61%
Franklin Kentucky Tax-Free Income Fund – Advisor Class	1.56%	4.75%	3.97%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XVII.   In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the following sentence is added to the paragraph under “the “Average Annual Total Return” table on page 28 of the prospectus is replaced with the following:

After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XVIII.  In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 28 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

XIX.     In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 30 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.08%	0.08%	0.08%
Total annual fund operating expenses	0.69%	1.24%	0.59%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

XX.      In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the “Example” table on page 31 of the prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$492	$636	$792	$1,245
Class C	$226	$393	$680	$1,498
Advisor Class	$60	$188	$328	$735
If you do not sell your shares:
Class C	$126	$393	$680	$1,498

XXI.     In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the “Average Annual Total Return” table on page 35 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

	1 Year	5 Years	10 Years
Franklin Louisiana Tax-Free Income Fund - Class A
Return Before Taxes	-1.73%	4.12%	3.67%
Return After Taxes on Distributions	-1.73%	4.12%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	4.09%	3.75%
Franklin Louisiana Tax-Free Income Fund - Class C	1.02%	4.45%	3.56%
Franklin Louisiana Tax-Free Income Fund – Advisor Class	2.60%	5.02%	4.12%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXII.   In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 36 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

XXIII.  On page 108 of the prospectus, under “Your Account - Choosing a Share Class” Initial Sales Charge table, a paragraph is added as follows:

The Franklin Alabama, Florida, Georgia, Kentucky and Louisiana Tax-Free Income Funds began offering Advisor Class shares on September 15, 2016.

Please keep this supplement with your prospectus for future reference.

TF2 SA1 09/16

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2016

OF

FRANKLIN ALABAMA TAX-FREE INCOME FUND

FRANKLIN FLORIDA TAX-FREE INCOME FUND

FRANKLIN GEORGIA TAX-FREE INCOME FUND

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

(each, a series of Franklin Tax Free Trust (Trust))

Effective on September 15, 2016, the Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund (each, a Fund and together, the Funds) will begin offering Advisor Class of shares.  Therefore, the statement of additional information (SAI) of the Funds is amended as follows:

I.          The table listing each Fund and its classes on the cover of the SAI is replaced with the following:

	Class A	Class C	Class Advisor
Franklin Alabama Tax-Free Income Fund	FRALX	FALEX	Pending
Franklin Florida Tax-Free Income Fund	FRFLX	FRFIX	Pending
Franklin Georgia Tax-Free Income Fund	FTGAX	FGAIX	Pending
Franklin Kentucky Tax-Free Income Fund	FRKYX	-	Pending
Franklin Louisiana Tax-Free Income Fund	FKLAX	FLAIX	Pending

II.         The second full paragraph under “Organization, Voting Rights and Principal Holders” on pages 46-47 of the SAI is replaced with the following:

The Kentucky Fund currently offers two classes of shares, Class A and Advisor Class. The Alabama, Florida, Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds currently offer three classes of shares, Class A, Class C and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

•        Franklin Alabama Tax-Free Income Fund – Class A

•        Franklin Alabama Tax-Free Income Fund – Class C

•        Franklin Alabama Tax-Free Income Fund – Advisor Class

•        Franklin Florida Tax-Free Income Fund – Class A

•        Franklin Florida Tax-Free Income Fund – Class C

•        Franklin Florida Tax-Free Income Fund – Advisor Class

•        Franklin Georgia Tax-Free Income Fund – Class A

•        Franklin Georgia Tax-Free Income Fund – Class C

•        Franklin Georgia Tax-Free Income Fund – Advisor Class

•        Franklin Kentucky Tax-Free Income Fund – Class A

•        Franklin Kentucky Tax-Free Income Fund – Advisor Class

•        Franklin Louisiana Tax-Free Income Fund – Class A

•        Franklin Louisiana Tax-Free Income Fund – Class C

•        Franklin Louisiana Tax-Free Income Fund – Advisor Class

•        Franklin Maryland Tax-Free Income Fund – Class A

•        Franklin Maryland Tax-Free Income Fund – Class C

•        Franklin Maryland Tax-Free Income Fund – Advisor Class

•        Franklin Missouri Tax-Free Income Fund – Class A

•        Franklin Missouri Tax-Free Income Fund – Class C

•        Franklin Missouri Tax-Free Income Fund – Advisor Class

•        Franklin North Carolina Tax-Free Income Fund – Class A

•        Franklin North Carolina Tax-Free Income Fund – Class C

•        Franklin North Carolina Tax-Free Income Fund – Advisor Class

•        Franklin Virginia Tax-Free Income Fund – Class A

•        Franklin Virginia Tax-Free Income Fund –Class C

•        Franklin Virginia Tax-Free Income Fund – Advisor Class

Please keep this supplement with your statement of additional information for future reference.